Segment reporting - Major customers (Details) - customer	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Geographical information
Number of major customers	2
Customer A
Geographical information
Revenue percentage	69.00%	71.00%
Customer B
Geographical information
Revenue percentage	19.00%	17.00%